Contingencies - Additional Information (Detail)							9 Months Ended
	Dec. 17, 2021 MXN ($)	Nov. 24, 2021 USD ($)	Aug. 24, 2021 MXN ($)	Oct. 01, 2020 MXN ($)	Oct. 18, 2019 USD ($)	Apr. 04, 2011 USD ($)	Sep. 30, 2022 MXN ($)	Sep. 30, 2022 USD ($)	Nov. 09, 2022 MXN ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 15, 2021 MXN ($)	Nov. 24, 2021 MXN ($)
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities							$ 9,444,409				$ 11,114,006
Legal proceedings damage sought by plaintiffs		$ 240,448				$ 193,713
Gains losses on litigation				$ 0
Litigation settlement amount awarded to other party towards accrued default Interests			$ 5,802
Termination Resolution January 14 2019 [Member]
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities										$ 51,454
Contingent liability for public works contract
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs					$ 137,300
Administrative claim
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs							2,009,598
Administrative claim | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs							$ 14,607	$ 113,582
Tax contingent liability | Pemex Industrial Transformation
Disclosure of contingent liabilities [line items]
Accrued reserve on contingent liabilities													$ 3,084,975
Tax credit filed for revocation									$ 5,852,222
Tax Credit Imposed									$ 5,852,222
Legal proceedings contingent liability | Against pemex exploration and production
Disclosure of contingent liabilities [line items]
Legal proceedings damage sought by plaintiffs			146,000
Legal proceeding claim initial damages sought value			70,000
Litigation settlement amount awarded to other party towards fixed changes due			146,114
Litigation settlement amount awarded to other party towards Fees and Expenses of the Arbitration Court			393
Litigation settlement amount awarded to other party towards Value Added Tax for Legal Fees and Expenses			$ 1,500
Litigation settlement, Amount awarded to other party, Amount of expenses accepted to be reduced	$ 9,000
Notional amount												$ 156,237